Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2023 and 2022:

($ millions)	Note	2023	2022
Accrued liability for employee benefits:
Defined benefit pension plans	22	221	175
Other post-employment benefits	22	213	221
Other long-term employee benefits and deferred compensation		184	160
Provisions for litigation and other legal matters		—	—
Contingent consideration	17	90	98
Other non-current liabilities		76	132
Total provisions and other non-current liabilities		784	786

Disclosure of details of non-current product liabilities and other legal matter provisions

($ millions)	2023	2022	2021
January 1	206	53	—
Additions to provisions	3	175	54
Cash payments	(201)	(21)	(1)
Releases of provisions	(2)	(1)	—
December 31	6	206	53
Less current portion	(6)	(206)	(53)
Non-current provisions for litigation and other legal matters at December 31	—	—	—